LONG-TERM OPERATING COMMITMENTS - Acquisition of input materials (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Acquisition of input materials
Total	R$ 29,352
2019 | CGTEE
Acquisition of input materials
Total	29,352
2020
Acquisition of input materials
Total	29,352
2020 | CGTEE
Acquisition of input materials
Total	29,352
2021
Acquisition of input materials
Total	29,352
2021 | CGTEE
Acquisition of input materials
Total	29,352
2022
Acquisition of input materials
Total	29,352
2022 | CGTEE
Acquisition of input materials
Total	29,352
2023
Acquisition of input materials
Total	29,352
2023 | CGTEE
Acquisition of input materials
Total	29,352
After 2023
Acquisition of input materials
Total	29,352
After 2023 | CGTEE
Acquisition of input materials
Total	R$ 29,352